Operating expense - Summary of Employee Benefit Expenses, Social Charges and Share-based Compensation from the Operating Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	$ 84,426	$ 70,689	$ 45,074
Research and development costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	29,169	23,899	16,109
Selling and marketing costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	20,216	21,659	12,085
General and administrative costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total	$ 35,041	$ 25,131	$ 16,880